SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Dividend Distribution

On August 29, 2024, we declared a cash distribution of $0.41 per ordinary share in respect of the three months ended June 30, 2024 to common shareholders of record as of September 9, 2024 and the dividend will be paid on or around September 16, 2024.